Revenue (Tables)	3 Months Ended
Mar. 31, 2024
Revenue
Schedule of disaggregation of revenue

	For the three months ended March 31,
	2023	2024
	RMB	RMB
Upfront franchise fees	10,693	14,901
Continuing franchise fees	278,429	388,987
Sales of hotel supplies and other products	140,679	396,543
Other transactions with the franchisees	16,997	35,680
Manachised hotels	446,798	836,111
Room	173,754	154,762
Food and beverage	12,263	11,996
Others	1,293	1,291
Leased hotels	187,310	168,049
Retail	112,933	416,591
Others	26,895	47,542
Total	773,936	1,468,293

Schedule of contract balances

	As of December 31,	As of March 31,
	2023	2024
	RMB	RMB
Accounts receivable	194,399	195,525
Less: allowance for doubtful accounts	(32,298)	(30,972)
Accounts receivable, net	162,101	164,553

	As of December 31,	As of March 31,
	2023	2024
	RMB	RMB
Current	5,184	5,267
Non-current	54,446	52,949
Subtotal	59,630	58,216
Less: allowance for doubtful accounts	(28,819)	(28,819)
Total contract assets	30,811	29,397

	As of December 31,	As of March 31,
	2023	2024
	RMB	RMB
Current	406,066	381,768
Non-current	369,455	400,041
Contract liabilities	775,521	781,809

	As of December 31,	As of March 31,
	2023	2024
	RMB	RMB
Upfront franchise fees	420,421	453,555
Advances from sales of hotel supplies and other products	238,739	213,682
Loyalty program	44,787	44,155
Others	71,574	70,417
Deferred revenue	775,521	781,809

Schedule of changes in the allowance for doubtful accounts

	As of December 31,	As of March 31,
	2023	2024
	RMB	RMB
At the beginning of the year/period	19,468	32,298
Cumulative effect of the adoption of ASU 2016-13	1,371	—
Allowance made during the year/period	11,935	667
Write off during the year/period	(476)	(1,993)
At the end of the year/period	32,298	30,972

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
At the beginning of the year/period	—	28,819
Allowance made during the year/period	28,819	—
At the end of the year/period	28,819	28,819